Exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unconsolidated structured entities
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 40,308,510	₩ 36,262,869
Unconsolidated structured entities | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	35,908,782	32,219,449
Unconsolidated structured entities | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,857,448	2,079,505
Unconsolidated structured entities | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,325,890	1,701,424
Unconsolidated structured entities | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	87,293	143,522
Unconsolidated structured entities | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	129,097	118,969
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,645,517	13,760,004
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,008,081	11,565,871
Assets-backed securitization | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	932,113	1,208,707
Assets-backed securitization | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	618,030	845,904
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	87,293	139,522
Assets-backed securitization | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,245,358	11,533,021
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	12,411,988	10,552,232
Structured financing | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,300	2,300
Structured financing | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	707,860	855,520
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	4,000
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	123,210	118,969
Investment funds
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	11,417,635	10,969,844
Investment funds | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	9,488,713	10,101,346
Investment funds | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,923,035	868,498
Investment funds | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Investment funds | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Investment funds | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 5,887	₩ 0